Investment Objectives and Goals	Feb. 28, 2026
TCW AAA CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW AAA CLO ETF (THE “FUND”)
Objective, Primary [Text Block]

Investment Objective: The Fund’s investment objective is to seek to provide capital preservation and current income by investing principally in a portfolio composed of U.S. dollar-denominated AAA-rated collateralized loan obligations (“CLOs”).

TCW Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW CORE PLUS BOND ETF (THE “FUND”)
Objective, Primary [Text Block]	Investment Objective: The Fund’s investment objective is to seek to maximize long-term total return.
TCW Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW CORPORATE BOND ETF (THE “FUND”)
Objective, Primary [Text Block]	Investment Objective: The Fund’s investment objective is to seek to maximize long-term total return.
TCW Flexible Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW Flexible Income ETF (the “Fund”)
Objective, Primary [Text Block]	Investment Objective: The Fund seeks a high level of current income with a secondary objective of long-term capital appreciation.
TCW High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW High Yield Bond ETF (the “Fund”)
Objective, Primary [Text Block]	Investment Objective: The Fund’s investment objective is to seek income and achieve above average total return consistent with reasonable risk over a full market cycle.
TCW Multisector Credit Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW Multisector Credit Income ETF (the “Fund”)
Objective, Primary [Text Block]	Investment Objective: The Fund seeks long-term income.
TCW Senior Loan ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW Senior Loan ETF (the “Fund”)
Objective, Primary [Text Block]	Investment Objective: The Fund primarily seeks current income, with a secondary objective of long-term capital appreciation.